Consolidated Balance Sheets (Restated) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 432	$ 133
Accounts receivable	436	584
Current derivative assets		28
Other current assets	20	20
Total current assets	888	765
Oil and natural gas properties and other property and equipment
Oil and natural gas properties, full cost method, net of accumulated depletion	23,600	22,506
Other property and equipment, net of accumulated depreciation	470	567
Total oil and natural gas properties and other equipment, net	24,070	23,073
Other assets
Goodwill	485	485
Other non-current assets	387	105
Total other assets	872	590
Total assets	25,830	24,428
Current liabilities
Accounts payable and accrued liabilities	1,620	536
Notes payable, related party		125
Current asset retirement obligations	107	12
Current derivative liabilities	125
Current maturities of notes payable	387	150
Total current liabilities	2,239	823
Long-term liabilities
Notes payable	17,181	15,250
Stock to be issued	2,496	2,091
Asset retirement obligations	852	865
Derivative liabilities	18	6
Total long-term liabilities	20,547	18,212
Commitments and contingencies
Shareholders' equity
Preferred stock
Common stock, $.001 par value; 250,000,000 shares authorized; 22,453,773 and 0, respectively, shares issued and outstanding	23
Additional paid-in-capital	45,592	43,908	[1]
Accumulated deficit	(42,572)	(38,519)
Total shareholders' equity	3,044	5,393	[1]
Total liabilities and shareholders' equity	25,830	24,428
Series A Preferred Stock [Member]
Shareholders' equity
Preferred stock	0	0
Series F Preferred Stock [Member]
Shareholders' equity
Preferred stock		4	[1]
Series G Preferred Stock [Member]
Shareholders' equity
Preferred stock	$ 1

[1]	Balance is reflective of Claimsnet.com Inc.'s acquisition of TransCoastal Corporation on March 18, 2013 (as amended April 24, 2013) as discussed in Note 1.